Share Based Payments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash share-based compensation	$ 2,558,974	$ 1,470,153	$ 1,415,833
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (shares)	4,616,698
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years